Financial liabilities - Royalty certificates (Details) € / shares in Units, € in Thousands									12 Months Ended			121 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Oct. 24, 2023 € / shares shares	Feb. 22, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares	Sep. 07, 2022 EUR (€) € / shares shares	Sep. 02, 2022 EUR (€) transaction € / shares shares	Jul. 30, 2021 € / shares shares	Jul. 27, 2021 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares	Nov. 02, 2023 € / shares	Aug. 24, 2023 € / shares	Aug. 20, 2023 € / shares	May 24, 2023 € / shares	Apr. 01, 2022 € / shares
Disclosure of detailed information about borrowings [line items]
Issue of equity			€ 130,000		€ 46,231			€ 59,982	€ 353,377	€ 46,231	€ 60,001
Capital increase from issuance of ordinary shares (in shares) | shares		20,325,500	20,000,000		5,530,000		1,964,031	1,964,031	40,325,500	5,530,000	1,964,031
Par value per share (in euro per share) | € / shares	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01			€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01				€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares			€ 6.50		€ 8.36		€ 30.55	€ 30.55
Net proceeds from sale of royalty certificate						€ 2,931			€ 0	€ 2,931	€ 0	€ 2,900
Royalty certificate, percentage of future sales						2.00%
Royalty certificate, maximum amount						€ 172,000
Share issue related cost									28,111	3,280	4,090
Royalty certificates	€ 12,229			€ 3,287					12,229	3,287	0	12,229
Decrease in interest expense										100
Increase through amortization cost remeasurement									5,878
Interest on royalty certificates									8,942	356	0
Financial liabilities, at fair value	€ 125,191			€ 58,469					€ 125,191	€ 58,469	€ 82,491	€ 125,191
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares	€ 1			€ 1					€ 1	€ 1	€ 1	€ 1	€ 1	€ 1	€ 1		€ 1
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Increase through amortization cost remeasurement									€ 6,421
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 49,162
Other liabilities, number of transactions | transaction						2
Issue of equity						€ 46,231
Capital increase from issuance of ordinary shares (in shares) | shares						5,530,000
Par value per share (in euro per share) | € / shares						€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares						€ 8.36
Royalty certificate, percentage of future sales						2.00%
Royalty certificate, maximum amount						€ 172,000
Royalty certificates, EIR	34.00%								34.00%			34.00%
Financial liabilities, at fair value	€ 12,395			€ 3,307					€ 12,395	€ 3,307		€ 12,395
Royalty certificates | POS
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	0.05%			0.05%					0.05%	0.05%		0.05%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 1,104			€ 299
Percentage of reasonably possible decrease in unobservable input, liabilities	0.05%			0.05%					0.05%	0.05%		0.05%
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (1,104)			€ (294)
Royalty certificates | Peak penetration
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%			5.00%					5.00%	5.00%		5.00%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ 1,757			€ 221
Percentage of reasonably possible decrease in unobservable input, liabilities	5.00%			5.00%					5.00%	5.00%		5.00%
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (2,311)			€ (347)
Royalty certificates | WACC
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%			1.00%					1.00%	1.00%		1.00%
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	€ (577)			€ (191)
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%			1.00%					1.00%	1.00%		1.00%
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ 612			€ 205
Royalty certificates | Share price
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in financial liabilities at fair value due to reasonably possible increase in unobservable input	1,325
Increase (decrease) in financial liabilities at fair value due to reasonably possible decrease in unobservable input	€ (1,325)
Amount of reasonably possible increase in unobservable input, liabilities | € / shares	€ 1								€ 1			€ 1
Amount of reasonably possible decrease in unobservable input, liabilities | € / shares	€ 1								€ 1			€ 1
Share premium
Disclosure of detailed information about borrowings [line items]
Issue of equity									€ 352,974	€ 46,176	€ 59,982
Share issue related cost									€ 28,111	3,280	€ 4,090
Share premium | Royalty certificates
Disclosure of detailed information about borrowings [line items]
Share issue related cost										€ 3,280